Note 9 - Borrowings (Details) - Term Advances Due to the FHLB (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed interest rate	2.504%
FHLB advances	$ 30,000	$ 30,000	$ 30,000
Federal Home Loan Bankof New York 1 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed interest rate	0.78%
FHLB advances	5,000	5,000	5,000
Federal Home Loan Bankof New York 2 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed interest rate	0.78%
FHLB advances	5,000	5,000	5,000
Federal Home Loan Bankof New York 3 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed interest rate	3.272%
FHLB advances	10,000	10,000	10,000
Federal Home Loan Bankof New York 4 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Fixed interest rate	3.46%
FHLB advances	$ 10,000	$ 10,000	$ 10,000